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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-07111
Invesco California Municipal Securities
(Exact name of registrant as specified in charter)
1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Address of principal executive offices)      (Zip code)
Philip A. Taylor 1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 2/28
Date of reporting period: 11/30/11

Item 1. Schedule of Investments.

Invesco California Municipal Securities
Effective January 23, 2012, Invesco Insured California Municipal
Securities was renamed Invesco California Municipal Securities.
Quarterly Schedule of Portfolio Holdings
November 30, 2011

invesco.com/us	MS-CE-ICAMS-QTR-1 11/11	Invesco Advisers, Inc.

Schedule of Investments
November 30, 2011
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations—108.91%

California—106.40%

Alameda (County of) Joint Powers Authority (Juvenile Justice Refunding); Series 2008 A, Lease RB (INS-AGM) (a)	5.00%	12/01/24	$235	$252,240

Alhambra Unified School District (Election of 2004);
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGC) (a)(b)	0.00%	08/01/35	280	66,223

Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGC) (a)(b)	0.00%	08/01/36	450	95,463

Alvord Unified School District (Election of 2007); Series 2008 A, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	08/01/28	185	194,344

Anaheim (City of) Public Financing Authority (Electric System Distribution Facilities); Series 2007 A, RB (INS-NATL) (a)	4.50%	10/01/37	500	483,430

Bakersfield (City of); Series 2007 A, Wastewater RB (INS-AGM) (a)	5.00%	09/15/32	500	516,060

Bay Area Toll Authority (San Francisco Bay Area);
Series 2009 F-1, Toll Bridge RB (c)	5.25%	04/01/26	680	759,404

Series 2009 F-1, Toll Bridge RB (c)	5.25%	04/01/29	760	826,135

Beverly Hills Unified School District (Election of 2008);
Series 2009, Unlimited Tax CAB GO Bonds (b)	0.00%	08/01/26	205	104,823

Series 2009, Unlimited Tax CAB GO Bonds (b)	0.00%	08/01/32	430	146,583

California (State of) Health Facilities Financing Authority (Children’s Hospital Los Angeles); Series 2010, RB (INS-AGM) (a)	5.25%	07/01/38	450	440,199

California (State of) Health Facilities Financing Authority (Scripps Health); Series 2010 A, RB	5.00%	11/15/36	250	252,200

California (State of) Health Facilities Financing Authority (Sutter Health); Series 2011 B, RB	5.50%	08/15/26	250	274,152

California (State of) Municipal Finance Authority (Community Hospitals of Central California Obligated Group); Series 2007, COP	5.00%	02/01/19	250	254,078

California (State of) Pollution Control Financing Authority (San Jose Water Co.); Series 2010 A, RB	5.10%	06/01/40	300	300,924

California (State of) Statewide Communities Development Authority (American Baptist Homes of the West); Series 2010, RB	6.25%	10/01/39	250	251,433

California (State of) Statewide Communities Development Authority (Cottage Health System Obligated Group); Series 2010, RB	5.25%	11/01/30	275	282,978

California (State of) Statewide Communities Development Authority (St. Joseph Health System); Series 2000, RB (INS-NATL) (a)	5.13%	07/01/24	750	784,695

California (State of) Statewide Communities Development Authority (Trinity Health Credit Group); Series 2011, Ref. RB	5.00%	12/01/41	600	600,234

California Infrastructure & Economic Development Bank; Series 2003 A, First Lien Bay Area Toll Bridges Seismic Retrofit RB (d)(e)	5.00%	01/01/28	1,500	1,868,565

California State University;
Series 2005 A, Systemwide RB (INS-AMBAC) (a)	5.00%	11/01/35	500	507,430

Series 2008 A, Systemwide RB (INS-AGM) (a)	5.00%	11/01/39	450	461,020

Campbell Union High School District; Series 2008, Unlimited Tax GO Bonds (INS-AGC) (a)	5.00%	08/01/35	590	606,284

Chino Basin Regional Financing Authority (Inland Empire Utilities Agency); Series 2008 A, RB (INS-AMBAC) (a)	5.00%	11/01/33	250	254,280

Clovis Unified School District (Election of 2004); Series 2004 A, Unlimited Tax CAB GO Bonds (INS-NATL) (a)(b)	0.00%	08/01/29	105	38,266

Desert Community College District (Election of 2004); Series 2007 C, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	08/01/37	500	513,240

Dry Creek Joint Elementary School District (Election of 2008); Series 2009 E, Unlimited Tax CAB GO Bonds (b)	0.00%	08/01/48	2,860	251,137

East Bay Municipal Utility District; Series 2005 A, Sub. Water System RB (INS-NATL) (a)	5.00%	06/01/35	650	687,661

El Segundo Unified School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (b)	0.00%	08/01/33	615	164,986

Foothill-De Anza Community College District; Series 2011 C, Unlimited Tax GO Bonds	5.00%	08/01/40	900	949,725

Gilroy Unified School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (INS-AGC) (a)(b)	0.00%	08/01/29	750	262,755

See accompanying notes which are an integral part of this schedule.
Invesco Insured California Municipal Securities

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California—(continued)

Golden State Tobacco Securitization Corp.; Series 2005 A, Enhanced Tobacco Settlement Asset-Backed RB (INS-FGIC) (a)	5.00%	06/01/38	$500	$465,005

Grossmont Union High School District (Election of 2004); Series 2006, Unlimited Tax CAB GO Bonds (INS-NATL) (a)(b)	0.00%	08/01/24	775	416,601

Grossmont-Cuyamaca Community College District (Election of 2002); Series 2008 C, Unlimited Tax CAB GO Bonds (INS-AGC) (a)(b)	0.00%	08/01/30	775	257,021

Huntington Beach Union High School District (Election of 2004); Series 2004, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	08/01/26	1,280	1,357,901

Kern (County of) Board of Education; Series 2006 A, Ref. COP (INS-NATL) (a)	5.00%	06/01/31	1,110	1,052,380

Kern (County of) Water Agency Improvement District No. 4; Series 2008 A, COP (INS-AGC) (a)	5.00%	05/01/28	245	256,552

La Quinta (City of) Financing Authority; Series 2004 A, Tax Allocation RB (INS-AMBAC) (a)	5.25%	09/01/24	1,100	1,114,267

Los Angeles (City of) Department of Airports (Los Angeles International Airport); Series 2010 A, Sr. RB	5.00%	05/15/35	250	263,472

Los Angeles (City of) Department of Water & Power;
Series 2007 Subseries A-1, Power System RB (INS-AMBAC) (a)	5.00%	07/01/39	300	308,592

Series 2011 A, Power System RB	5.00%	07/01/22	200	237,690

Los Angeles (City of); Series 2004 A, Unlimited Tax GO Bonds (INS-NATL) (a)	5.00%	09/01/24	1,030	1,118,827

Los Angeles (County of) Metropolitan Transportation Authority;
Series 2005 A, Proposition A First Tier Sr. Sales Tax RB (INS-AMBAC) (a)	5.00%	07/01/35	450	464,926

Series 2006 A, Proposition C Ref. Second Sr. Sales Tax RB (INS-AGM) (a)	4.50%	07/01/29	500	507,955

Los Angeles Unified School District (Election of 2004); Series 2009-I, Unlimited Tax GO Bonds (INS-AGC) (a)	5.00%	01/01/34	500	520,955

Modesto (City of); Series 2008 A, Ref. VRD Water RB (LOC-JPMorgan Chase Bank, N.A.) (f)(g)	0.12%	10/01/36	500	500,000

Moorpark Unified School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (INS-AGC) (a)(b)	0.00%	08/01/31	2,000	597,800

Moreland School District (Crossover); Series 2014 C, Ref. Unlimited Tax CAB GO Bonds (INS-AMBAC) (a)(b)	0.00%	08/01/29	315	108,555

Murrieta Valley Unified School District Public Financing Authority (Election of 2006);
Series 2008, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(b)	0.00%	09/01/31	1,020	309,774

Series 2008, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(b)	0.00%	09/01/33	820	214,307

Oakland (City of) Joint Powers Financing Authority (Oakland Administration Buildings);
Series 2008 B, Ref. Lease RB (INS-AGC) (a)	5.00%	08/01/26	235	244,367

Orange (County of) Sanitation District; Series 2007 B, COP (INS-AGM) (a)	5.00%	02/01/31	250	263,048

Orange (County of) Water District; Series 2003 B, COP (INS-NATL) (a)	5.00%	08/15/34	250	253,393

Oxnard (City of) Finance Authority (Redwood Trunk Sewer & Headworks); Series 2004 A, RB (INS-NATL) (a)	5.00%	06/01/29	1,000	1,021,730

Patterson Joint Unified School District (Election of 2008); Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(b)	0.00%	03/01/49	3,920	342,804

Planada Elementary School District (Election of 2008); Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGC) (a)(b)	0.00%	07/01/49	2,095	179,123

Rancho Mirage Redevelopment Agency; Series 2003 A, Tax Allocation Housing Bonds (INS-NATL) (a)	5.00%	04/01/33	1,000	917,020

Redding (City of); Series 2008 A, Electric System Revenue COP (INS-AGM) (a)	5.00%	06/01/27	360	378,014

Regents of the University of California;
Series 2007 A, Medical Center Pooled RB (INS-NATL) (a)	4.50%	05/15/37	400	373,276

Series 2009 O, General RB	5.25%	05/15/39	500	532,485

Series 2009 Q, General RB (c)(h)	5.00%	05/15/34	1,435	1,489,042

Riverside (City of); Series 2008 D, Electric RB (INS-AGM) (a)	5.00%	10/01/28	500	527,630

Rocklin Unified School District (Community Facilities District No. 2);
Series 2007, Special Tax CAB (INS-NATL) (a)(b)	0.00%	09/01/34	1,235	262,166

Series 2007, Special Tax CAB (INS-NATL) (a)(b)	0.00%	09/01/35	1,255	248,126

Series 2007, Special Tax CAB (INS-NATL) (a)(b)	0.00%	09/01/36	1,230	226,652

Series 2007, Special Tax CAB (INS-NATL) (a)(b)	0.00%	09/01/37	1,025	176,403

Roseville Joint Union High School District (Election of 2004); Series 2007 C, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(b)	0.00%	08/01/25	675	317,986

Sacramento (City of) Financing Authority (Solid Waste and Redevelopment); Series 1999, Capital Improvement RB (d)	5.75%	12/01/22	180	179,991

Sacramento (County of); Series 2010, Sr. Airport System RB	5.00%	07/01/40	350	353,269

See accompanying notes which are an integral part of this schedule.
Invesco Insured California Municipal Securities

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California—(continued)

Sacramento Municipal Utility District; Series 2008 U, Electric RB (INS-AGM) (a)	5.00%	08/15/24	$1,000	$1,101,130

San Bernardino Community College District (Election of 2002); Series 2006 C, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	08/01/31	470	485,665

San Diego (County of) Regional Airport Authority; Series 2010 A, Sub. RB	5.00%	07/01/40	250	250,595

San Diego (County of) Water Authority; Series 2004 A, Revenue COP (INS-AGM) (a)	5.00%	05/01/29	700	723,611

San Francisco (City & County of) (Laguna Honda Hospital); Series 2005 I, Unlimited Tax GO Bonds (d)(e)	5.00%	06/15/12	1,360	1,395,401

San Francisco (City & County of) Airports Commission (San Francisco International Airport); Second Series 2010 F, RB	5.00%	05/01/40	500	509,790

San Francisco (City & County of) Public Utilities Commission; Series 2001 A, RB (INS-AGM) (a)	5.00%	11/01/31	1,540	1,541,016

San Jose Evergreen Community College District (Election of 2004); Series 2008 B, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(b)	0.00%	09/01/32	1,000	291,150

San Luis Obispo (County of) Financing Authority (Lopez Dam Improvement); Series 2011 A, Ref. RB (INS-AGM) (a)	5.00%	08/01/30	500	523,590

Santa Clara Valley Transportation Authority (2000-Measure A); Series 2007 A, Ref. Sales Tax RB (INS-AMBAC) (a)	5.00%	04/01/32	480	499,440

Simi Valley (City of) (Capital Improvement); Series 2004, COP (INS-AMBAC) (a)	5.00%	09/01/30	1,000	957,090

Simi Valley Unified School District (Election of 2004);
Series 2007 C, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(b)	0.00%	08/01/28	480	180,331

Series 2007 C, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(b)	0.00%	08/01/30	380	123,538

Southern California Metropolitan Water District; Series 2009 B, Ref. RB (c)	5.00%	07/01/27	1,240	1,380,852

Southern California Public Power Authority (Southern Transmission);
Series 2000 A, VRD Ref. Sub. RB (INS-AGM) (a)(f)	0.09%	07/01/23	1,600	1,600,000

Series 2002 A, Ref. Sub. RB (INS-AGM) (a)	5.25%	07/01/18	1,000	1,025,030

Tustin Unified School District (Election of 2002-School Facilities Improvement District No. 2002-1); Series 2008 C, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	06/01/28	250	265,292

Twin Rivers Unified School District (School Facility Bridge Funding Program); Series 2007, COP (INS-AGM) (a)(e)(i)	3.50%	05/31/13	500	500,435

Twin Rivers Unified School District; Series 2009, Unlimited Tax CAB GO BAN (b)	0.00%	04/01/14	250	235,875

Upland Unified School District (Election of 2000); Series 2001 B, Unlimited Tax GO Bonds (INS-AGM) (a)	5.13%	08/01/25	1,000	1,056,540

Val Verde Unified School District (Refunding and School Construction); Series 2005 B, COP (INS-NATL) (a)	5.00%	01/01/30	675	603,139

Washington Unified School District (Election of 2004); Series 2004 A, Unlimited Tax GO Bonds (INS-NATL) (a)	5.00%	08/01/22	1,375	1,449,222

West Basin Municipal Water District; Series 2008 B, Ref. COP (INS-AGC) (a)	5.00%	08/01/27	245	257,228

Yosemite Community College District (Election of 2004);
Series 2008 C, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(b)	0.00%	08/01/25	570	270,528

Series 2008 C, Unlimited Tax GO Bonds (INS-AGM) (a)(c)	5.00%	08/01/32	2,515	2,621,183

Yucaipa Valley Water District; Series 2004 A, COP (INS-NATL) (a)	5.25%	09/01/24	1,000	1,023,850

				52,681,573

Guam—0.56%

Guam (Territory of) (Section 30); Series 2009 A, Limited Obligation RB	5.63%	12/01/29	95	96,775

Guam (Territory of); Series 2011 A, Business Privilege Tax RB	5.25%	01/01/36	175	181,869

				278,644

Puerto Rico—0.92%

Puerto Rico (Commonwealth of) Electric Power Authority; Series 2010 XX, RB	5.25%	07/01/40	200	200,744

Puerto Rico Sales Tax Financing Corp.; First Sub. Series 2010 C, RB	5.00%	08/01/35	250	252,523

				453,267

Virgin Islands—1.03%

Virgin Islands Public Finance Authority (Virgin Islands Matching Fund Loan Note - Diageo); Series 2009 A, Sub. RB	6.63%	10/01/29	240	255,910

Virgin Islands Public Finance Authority (Virgin Islands Matching Fund Loan Note); Series 2010 A, Sr. Lien Working Capital RB	5.00%	10/01/25	250	254,902

				510,812

TOTAL INVESTMENTS(j)—108.91% (Cost $52,705,125)				53,924,296

See accompanying notes which are an integral part of this schedule.
Invesco Insured California Municipal Securities

Value

Floating Rate Note Obligations—(8.07)%
Notes with interest rates ranging from 0.11% to 0.24% at 11/30/11 and contractual maturities of collateral ranging from 04/01/26 to 05/15/34. (See Note 1D) (k)	$(3,995,000)

OTHER ASSETS LESS LIABILITIES—(0.84)%	(416,454)

NET ASSETS—100.00%	$49,512,842

Investment Abbreviations:

AGC	— Assured Guaranty Corp.
AGM	— Assured Guaranty Municipal Corp.
AMBAC	— American Municipal Bond Assurance Corp.
BAN	— Bond Anticipation Notes
CAB	— Capital Appreciation Bonds
COP	— Certificates of Participation
FGIC	— Financial Guaranty Insurance Co.
GO	— General Obligation
INS	— Insurer
LOC	— Letter of Credit
NATL	— National Public Finance Guarantee Corp.
RB	— Revenue Bonds
Ref.	— Refunding
Sr.	— Senior
Sub.	— Subordinated
VRD	— Variable Rate Demand

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Zero coupon bond issued at a discount.
(c)	Underlying security related to Dealer Trusts entered into by the Trust. See Note 1D.
(d)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(f)	Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2011.
(g)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(h)	Security is subject to a shortfall agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the Dealer Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $955,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the Dealer Trusts.
(i)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2011.
(j)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

Assured Guaranty Municipal Corp.	35.1%

National Public Finance Guarantee Corp.	20.7

American Municipal Bond Assurance Corp.	7.8

Assured Guaranty Corp.	6.2

(k)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at November 30, 2011. At November 30, 2011, the Trust’s investments with a value of $7,076,616 are held by Dealer Trusts and serve as collateral for the $3,995,000 in the floating rate note obligations outstanding at that date.
See accompanying notes which are an integral part of this schedule.
Invesco Insured California Municipal Securities

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
     Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
Invesco Insured California Municipal Securities

D.	Floating Rate Note Obligations – The Trust invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Trust. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interest in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts.
     TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.
     The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts a component of Interest, facilities and maintenance fees on the Statement of Operations.
     The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Trust, the Trust will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Trust could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.
E.	Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
     Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Trust’s investments in municipal securities.
          There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
Invesco Insured California Municipal Securities

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of November 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the nine months ended November 30, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Municipal Obligations	$—	$53,924,296	$—	$53,924,296

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the nine months ended November 30, 2011 was $9,360,434 and $8,364,760, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$2,180,781

Aggregate unrealized (depreciation) of investment securities	(930,328)

Net unrealized appreciation of investment securities	$1,250,453

Cost of investments for tax purposes is $52,673,843.
Invesco Insured California Municipal Securities

Item 2. Controls and Procedures.
(a)	As of December 15, 2011, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of December 15, 2011, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant:     Invesco California Municipal Securities

By:	/s/ Philip A. Taylor Philip A. Taylor Principal Executive Officer

Date:	January 27, 2012
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor Philip A. Taylor Principal Executive Officer

Date:	January 27, 2012

By:	/s/ Sheri Morris Sheri Morris Principal Financial Officer

Date:	January 27, 2012

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.